Intangible assets - Narratives (Details) £ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2023 USD ($)	Aug. 31, 2023 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Intangible assets
Estimated percentage			21.00%
Debentures issuance term			2 years
Revenues and revenues terminal growth rate, description			Revenues annual growth rate was expected to gradually decrease from 35.8% in 2023 to 21.5% in 2027.
EBITDA margin			EBITDA margin was expected to gradually increase from a negative 153.8% in 2023, to negative 47.6% in 2027.
Tax expenses recognized			$ 0
Cash-generating units
Intangible assets
Impairment loss				$ 40,523
Technology
Intangible assets
Additions	$ 2,235	£ 1,760
Estimated useful lives	7 years	7 years